UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act File Number 811-21726

360 Funds

(Exact name of registrant as specified in charter)

4300 SHAWNEE MISSION PARKWAY, SUITE 100 FAIRWAY, KANSAS	66205
(Address of principal executive offices)	(Zip code)

M3SIXTY ADMINISTRATION, LLC

4300 SHAWNEE MISSION PARKWAY, SUITE 100
FAIRWAY, KANSAS 66205

(Name and address of agent for service)

Registrant’s telephone number, including area code: 816.787.0723

Date of fiscal year end: April 30, 2019

Date of reporting period: 07/01/2018 to 06/30/2019

ITEM 1.	PROXY VOTING RECORD:

The filing for Crow Point Alternatives Fund, a series of 360 Funds Trust, is attached.

Meeting Date Range: 01-Jul-2018 To 30-Jun-2019
Selected Accounts
EXACT SCIENCES CORPORATION
Security:	30063P105				Meeting Type:	Annual
Ticker:	EXAS				Meeting Date:	26-Jul-2018
ISIN	US30063P1057				Vote Deadline Date:	25-Jul-2018
Agenda	934851456	Management			Total Ballot Shares:	1650
Last Vote Date:	25-Jun-2018
Item	Proposal		Recommendation	Default Vote	For	Against	Abstain	Take No Action
1	DIRECTOR		For	None
1	Thomas D. Carey				446	0	0	0
2	Daniel J. Levangie				446	0	0	0
3	Michael S. Wyzga				446	0	0	0
2	Proposal to ratify the selection of BDO USA, LLP as our independent registered public accounting firm for 2018.		For	None	446	0	0	0
3	Proposal to approve on an advisory basis the compensation of the Company’s named executive officers.		For	None	446	0	0	0
QORVO, INC.
Security:	74736K101				Meeting Type:	Annual
Ticker:	QRVO				Meeting Date:	07-Aug-2018
ISIN	US74736K1016				Vote Deadline Date:	06-Aug-2018
Agenda	934851052	Management			Total Ballot Shares:	1672
Last Vote Date:	27-Jun-2018
Item	Proposal		Recommendation	Default Vote	For	Against	Abstain	Take No Action
1	DIRECTOR		For	None
1	Ralph G. Quinsey				305	0	0	0
2	Robert A. Bruggeworth				305	0	0	0
3	Daniel A. DiLeo				305	0	0	0
4	Jeffery R. Gardner				305	0	0	0
5	Charles Scott Gibson				305	0	0	0
6	John R. Harding				305	0	0	0
7	David H. Y. Ho				305	0	0	0
8	Roderick D. Nelson				305	0	0	0
9	Dr. Walden C. Rhines				305	0	0	0
10	Susan L. Spradley				305	0	0	0
11	Walter H. Wilkinson, Jr				305	0	0	0
2	To approve, on an advisory basis, the compensation of our Named Executive Officers (as defined in the proxy statement).		For	None	305	0	0	0
3	To ratify the appointment of Ernst & Young LLP as our independent registered public accounting firm for the fiscal year ending March 30, 2019.		For	None	305	0	0	0
ABIOMED, INC.
Security:	003654100				Meeting Type:	Annual
Ticker:	ABMD				Meeting Date:	08-Aug-2018
ISIN	US0036541003				Vote Deadline Date:	07-Aug-2018
Agenda	934851468	Management			Total Ballot Shares:	491
Last Vote Date:	25-Jun-2018
Item	Proposal		Recommendation	Default Vote	For	Against	Abstain	Take No Action
1	DIRECTOR		For	None
1	Eric A. Rose				62	0	0	0
2	Jeannine M. Rivet				62	0	0	0
2	Approval, by non-binding advisory vote, of executive Compensation.		For	None	62	0	0	0
3	Amend and restate the ABIOMED, Inc. Amended and Restated 2015 Omnibus Incentive Plan to, among other things, increase the number of shares of common stock available for the issuance thereunder by 1,725,000 shares to 4,985,000 shares.		For	None	62	0	0	0
4	Ratify the appointment of Deloitte & Touche LLP as our independent registered public accounting firm for the fiscal year ending March 31, 2019.		For	None	62	0	0	0
NEW RELIC, INC.
Security:	64829B100				Meeting Type:	Annual
Ticker:	NEWR				Meeting Date:	21-Aug-2018
ISIN	US64829B1008				Vote Deadline Date:	20-Aug-2018
Agenda	934852965	Management			Total Ballot Shares:	1496
Last Vote Date:	12-Jul-2018
Item	Proposal		Recommendation	Default Vote	For	Against	Abstain	Take No Action
1	DIRECTOR		For	None
1	Sohaib Abbasi				296	0	0	0
2	Hope Cochran				296	0	0	0
3	Adam Messinger				296	0	0	0
2	To approve, on an advisory basis, the compensation of the Company’s Named Executive Officers as disclosed in the Proxy Statement.		For	None	296	0	0	0
3	To ratify the selection by the Audit Committee of the Board of Directors of Deloitte & Touche LLP as the independent registered public accounting firm of the Company for its fiscal year ending March 31, 2019.		For	None	296	0	0	0
POLARITYTE, INC.
Security:	731094108				Meeting Type:	Annual
Ticker:	COOL				Meeting Date:	20-Sep-2018
ISIN	US7310941080				Vote Deadline Date:	19-Sep-2018
Agenda	934869388	Management			Total Ballot Shares:	9996
Last Vote Date:	24-Aug-2018
Item	Proposal		Recommendation	Default Vote	For	Against	Abstain	Take No Action
1	DIRECTOR		For	None
1	Jeff Dyer				496	0	0	0
2	Jon Mogford				496	0	0	0
2	Advisory vote on the compensation of the Company’s named executive officers.		For	None	496	0	0	0
3	To approve the Company’s 2019 Employee Stock Purchase Plan.		For	None	496	0	0	0
4	To approve the Company’s 2019 Equity Incentive Plan.		For	None	496	0	0	0
5	The ratification of the appointment of EisnerAmper LLP to serve as the Company’s as the independent registered public accounting firm for fiscal year ending October 31, 2018.		For	None	496	0	0	0
ROYCE VALUE TRUST, INC.
Security:	780910105				Meeting Type:	Annual
Ticker:	RVT				Meeting Date:	24-Sep-2018
ISIN	US7809101055				Vote Deadline Date:	21-Sep-2018
Agenda	934865746	Management			Total Ballot Shares:	38131
Last Vote Date:	24-Aug-2018
Item	Proposal		Recommendation	Default Vote	For	Against	Abstain	Take No Action
1	DIRECTOR		For	None
1	Charles M. Royce				6845	0	0	0
2	G. Peter O’Brien				6845	0	0	0
3	David L. Meister				6845	0	0	0
MFS MULTIMARKET INCOME TRUST
Security:	552737108				Meeting Type:	Annual
Ticker:	MMT				Meeting Date:	04-Oct-2018
ISIN	US5527371083				Vote Deadline Date:	03-Oct-2018
Agenda	934870521	Management			Total Ballot Shares:	115269
Last Vote Date:	24-Aug-2018
Item	Proposal		Recommendation	Default Vote	For	Against	Abstain	Take No Action
1	DIRECTOR		For	None
1	John A. Caroselli				45969	0	0	0
2	Clarence Otis, Jr.				45969	0	0	0
3	Robin A. Stelmach				45969	0	0	0
LUMENTUM HOLDINGS INC
Security:	55024U109				Meeting Type:	Annual
Ticker:	LITE				Meeting Date:	09-Nov-2018
ISIN	US55024U1097				Vote Deadline Date:	08-Nov-2018
Agenda	934877525	Management			Total Ballot Shares:	2687
Last Vote Date:	08-Oct-2018
Item	Proposal		Recommendation	Default Vote	For	Against	Abstain	Take No Action
1	Election of director: Martin A. Kaplan		For	None	200	0	0	0
2	Election of director: Harold L. Covert		For	None	200	0	0	0
3	Election of director: Penelope A. Herscher		For	None	200	0	0	0
4	Election of director: Julia S. Johnson		For	None	200	0	0	0
5	Election of director: Brian J. Lillie		For	None	200	0	0	0
6	Election of director: Alan S. Lowe		For	None	200	0	0	0
7	Election of director: Samuel F. Thomas		For	None	200	0	0	0
8	To approve, on a non-binding advisory basis, the compensation of our named executive officers		For	None	200	0	0	0
9	To ratify the appointment of Deloitte & Touche LLP as our independent registered public accounting firm for the fiscal year ending June 29, 2019		For	None	200	0	0	0
EATON VANCE LIMITED DURATION INCOME FD
Security:	27828H105				Meeting Type:	Annual
Ticker:	EVV				Meeting Date:	17-Jan-2019
ISIN	US27828H1059				Vote Deadline Date:	16-Jan-2019
Agenda	934909512	Management			Total Ballot Shares:	66045
Last Vote Date:	04-Dec-2018
Item	Proposal		Recommendation	Default Vote	For	Against	Abstain	Take No Action
1	DIRECTOR		For	None
1	Cynthia E. Frost				35475	0	0	0
2	Valerie A. Mosley				35475	0	0	0
3	Scott E. Wennerholm				35475	0	0	0

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

360 Funds

/s/ Randy Linscott
By Randy Linscott
President
Date: July 20, 2019